Significant Accounting Judgements, Estimates And Assumptions And Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue Recognition
Revenue Recognition
The Group is building a proprietary satellite constellation with the capability to generate insights from images and information, with focus on multi-temporal analysis and high frequency of revisits.
The Group accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are established, the contract has commercial substance and collectability of consideration is probable.
The Group recognizes revenue under a contract once control of the deliverable has passed to the customer. The following indicators are evaluated in determining when control has passed to the customer: (i) the Group has a right to payment for the imagery, (ii) the Group has made available the imagery to the customer, (iii) the customer has the right to deploy the imagery in its activities, and (iv) the customer receives the rewards of obtaining the imagery. The Group’s imagery can be delivered to the customers in two ways, either by providing access on the Group’s platform or via electronic delivery.
The Group provides a
satellite-as-a-service
offering to its customers which allows the customer continued access to a platform to obtain the latest imagery generated by the Group’s satellites throughout a contractual term. The Group has fulfilled its performance obligation when the customer receives and consumes the benefit of access to the latest imagery over the contractual term. The Group recognizes revenue on a straight-line basis over the contractual term to reflect the continued benefit to the customer of access to the Group’s satellite imagery.
The Group also provides imagery related to specific requested tasks from customers. The Group’ performance obligation under the contract is met and it recognizes revenue from these transactions at the point-in-time
when control of the specific imagery has passed to the customer, which is usually upon delivery of the imagery to the customer.
At times, the Group may grant the customer the ability to name certain satellites. The naming rights of the satellites provides marketing value over the contractual term to the customer and is considered a distinct performance obligation. The Group recognizes the revenue related to the naming rights on a straight-line basis over the contractual period.
The Group also provides technical support of satellite data downlink for customers’ ground stations. The Group considers this service to be a distinct performance obligation. Technical support provides a stand-ready obligation to the customer for any technical issues that may arise in connection with the accessing and downloading of images. The Group recognizes revenue on a straight-line basis over the contractual period.
The Group may also sell some of its imagery as part of contractual arrangements containing multiple deliverables. For each deliverable that represents a distinct performance obligation, total arrangement consideration is allocated based upon the determined selling prices of each performance obligation. When naming rights are present in a contract, the Group may use a third-party valuation specialist to determine the fair value of this right. The Group will then ascribe a proportion of the contract consideration to this performance obligation.
The nature of the Group’s contracts does not currently give rise to variable consideration related to returns or refunds as those are not offered.
The Group evaluates contracts with a minimum purchase commitment to determine whether it expects to be entitled to a breakage amount. The Group considers the requirements on constraining estimates variable consideration. The following factors are evaluated when assessing the increased likelihood of a significant revenue reversal: (i) the amount of consideration is highly susceptible to factors outside the Group’s influence (e.g. volatility in a market, judgment of action of third parties, weather conditions), (ii) the uncertainty about the amount of consideration is not expected to be resolved for a long period of time, (iii) the Group’s experience with similar types of contracts is limited, or that experience has limited predictive value, (iv) the Group has a practice of either offering a broad range of price concessions or changing the payment terms and conditions of similar contracts in similar circumstances, and (v) the contract has a large number and broad range of possible consideration amounts.
The Group excludes amounts collected on behalf of third-parties, such as sales taxes, when determining transaction price.
Contract liabilities consist of payments received from customers, or such consideration that is contractually due, in advance of providing the product or performing services. Contract liabilities are comprised of an advance payment from the Group’s contract with a commercial space technology customer.
The Group currently does not incur any incremental direct costs from obtaining customer contracts.
The Group has elected to use the practical expedient for its performance obligations table to include only those customer contracts that are longer than 12 months at the time of contract inception and those contracts that are non-cancelable.
The Group requests payments for its imagery in advance or with the delivery of the imagery. The Group generally does not enter into any long-term financing arrangements or payment plans with customers. Although the Group’s business practice is not to enter into contracts with non-cash
consideration, at times this may occur. In these instances, the Group determines the fair value of the non-cash
consideration at contract inception and includes this value as part of the total arrangement consideration. In instances where the Group cannot reasonably estimate the fair value of the non-cash
consideration, the Group will measure the consideration indirectly by reference to its stand-alone selling price of the goods promised to the customer in exchange for consideration.

Current Versus Non-current Classification
Current Versus
Non-current
Classification
The Group presents assets and liabilities in the Consolidated Statements of Financial Position based on a current and non-current
classification. The Group classifies all amounts to be realized or settled with 12 months after the reporting period to be current and all other amounts to be non-current.

Fair Value Measurement
Fair Value Measurement
Financial instruments, such as money market funds and derivative financial liabilities, are measured at fair value at each balance sheet date. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or

•	In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their best economic interest. In determining the fair value, valuation techniques are used which maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the Consolidated Financial Statements are categorized within a fair value hierarchy. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

•	Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

•	Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
Assets and liabilities recognized at fair value on a recurring basis in the Consolidated Financial Statements are re-assessed
at the end of each reporting period to determine whether any transfers have occurred between levels in the hierarchy. External specialists are involved for valuation of significant liabilities, such as embedded derivatives. Involvement of external specialists is determined annually by management. Selection criteria include market knowledge, reputation, independence and whether professional standards are maintained. Management decides, after discussions with the Group’s external specialists, which valuation techniques and inputs to use for each case.
For fair value disclosures, classes of assets and liabilities are based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy.

Foreign Currencies
Foreign Currencies
The Group’s functional currency is the US dollar. All legal entities have the US dollar as its functional currency, except for Satellogic Solutions S.L. (the Euro) and Telluric Ltd. (the Israeli new shekel). The functional currency for each legal entity is reviewed annually.
For those entities with the US dollar as their functional currency, the monetary assets and liabilities denominated in foreign currencies are translated at the spot rate in effect at the applicable reporting date, non-monetary
assets and liabilities are translated at historical exchange rates, and revenues and expenses denominated in foreign currencies are translated at the functional currency spot rate at the date of the transaction is incurred. The resulting foreign currency translation adjustment is recorded as Other financial income (expense) in the Consolidated Statement of Profit or Loss and Comprehensive Loss.
For those entities with other than the US dollar as their functional currency, all assets and liabilities denominated in foreign currencies are translated to US dollar at the spot rate in effect at the applicable reporting date and revenues and expenses denominated in foreign currencies are translated at the functional currency spot rate at the date of the transaction is incurred. The resulting foreign currency translation adjustment is recorded as Other comprehensive income, which is reflected as a separate component of Shareholders’ equity.

Leases
Leases
The Group enters into lease contracts, as assessed at contract inception, primarily for real estate and equipment. On the lease commencement date, the Group recognizes a right-of-use
(“ROU”) asset and lease liability. The cost of
right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Lease liabilities are recorded based on the present value of the future lease fixed payments. In determining the present value of future lease payments, the Group uses its incremental borrowing rate based on the information available at the commencement date. For real estate and equipment contracts, the Group generally accounts for the lease and
non-lease
components as a single lease component. In assessing the lease term, the Group includes options to renew only when it is reasonably certain that it will be exercised; a determination which is at the sole discretion of the Group. Variable lease payments are recognized as expenses in the period incurred. For leases with an initial term of 12 months or less, the Group has elected to not record a right-of-use
asset and lease liability. The Group records lease expense on a straight-line basis over the shorter of the lease term and estimated useful lives of the assets, beginning on the commencement date.

Financial Instruments
Financial Instruments
Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the financial instrument. Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.
Classification and initial measurement of financial assets
Except for those trade receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value adjusted for transaction costs, where applicable.
Financial assets are classified into one of the following categories:

•	amortized cost

•	fair value through profit or loss (“FVTPL”), or

•	fair value through other comprehensive income (“FVOCI”).
In the periods presented the Group does not have any financial assets categorized as FVOCI.
The classification is determined by both:

•	the entity’s business model for managing the financial asset, and

•	the contractual cash flow characteristics of the financial asset.
All income and expenses relating to financial assets that are recognized in the Statement of Profit or Loss and Other Comprehensive Loss are presented within finance costs, embedded derivative (expense) income, finance income or other financial items, except for impairment of trade receivables which is presented within Administrative expenses.

Subsequent measurement of financial assets
Financial assets at amortized cost:
Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as FVTPL):

•	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows, and

•	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.
After initial recognition, these are measured at amortized cost using the effective interest method (“EIR”). Discounting is omitted where the effect of discounting is immaterial.
Financial assets at fair value through profit or loss (FVTPL):
Financial assets held within a different business model other than ‘hold to collect’ or ‘hold to collect and sell’ are categorized at FVTPL. Further, irrespective of the business model used, financial assets whose contractual cash flows are not solely payments of principal and interest are accounted for at FVTPL. All derivative financial instruments of the Group fall into this category.
Assets in this category are measured at fair value with gains or losses recognized in profit or loss. The fair values of financial assets in this category are determined by reference to active market transactions or using a valuation technique where no active market exists.
Impairment of Financial Assets
For financial assets at amortized cost, the Group recognizes an allowance for expected credit losses (“ECLs”) for all financial assets instruments not held at fair value through the Consolidated Statement of Profit or Loss and Comprehensive Loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next
12-months.
For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default.
The Group considers a financial asset in default when contractual payments are 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate. In certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Classification and measurement of financial liabilities
Financial liabilities include borrowings, trade and other payables and derivative financial instruments.

All financial liabilities are recognized initially at fair value, including notes debt which is recognized net of directly attributable transaction costs.
Subsequently, financial liabilities are measured at amortized cost using the effective interest method except for derivatives and financial liabilities designated at FVTPL, which are carried subsequently at fair value with gains or losses recognized in the Consolidated Statement of Profit or Loss and Comprehensive Loss.
All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in the Statement of Profit or Loss and Comprehensive Loss are included within finance costs or finance income.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include deposits in banks and short-term (original maturities of three months or less at the time of purchase), highly liquid investments that are readily convertible to known amounts of cash and are so near maturity that there is insignificant risk of changes in the value due to interest rate changes.

Property and Equipment
Property and Equipment
Property and equipment produced or acquired are stated at their production or acquisition cost, which includes all costs directly attributable to making the asset ready for use, less accumulated depreciation and any accumulated impairment losses.
Satellite costs include all expenses incurred for the building of individual satellites and comprise the manufacturing, launch and related launch-insurance costs and costs directly attributable to software programming. The Advances for satellites and satellites under construction primarily consist of percentage completion payments for the construction of future satellites and advances paid in respect of launch vehicles and related launch-insurance costs. Studies, direct labor costs, consultancy fees and other costs incurred directly in connection with satellite construction are also capitalized.
The Group calculates depreciation expense using the straight-line method over the estimated useful lives of the assets.
The useful lives of the categories of property and equipment are as follows:

Categories	Estimated Useful Life in years
Satellites	3
Research and development	3-5
Other property and equipment	3-10
The remaining useful lives of property and equipment are reviewed annually based on the satellites forecast utilization and the technical assessment of their useful lives. In instances of significant changes to the estimated remaining useful, the remaining carrying value of the fixed asset is depreciated over the new estimated remaining useful life.

Accounts payable – trade
Accounts payable – trade
Accounts payable-trade are recognized when the Group has received an invoice from a vendor or supplier for a product or service that has been completed. The payments terms of the Group’s accounts-payable trade are generally short-term in duration.

Provisions
Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the Consolidated Statement of Profit or Loss and Comprehensive Loss, net of any reimbursement. All provisions are reviewed at each balance sheet date and adjusted to reflect the current best estimate of the Group’s management.

Share-based Compensation
Share-based Compensation
The Group measures all equity-based payments using a fair-value-based method as of the award grant date and vesting conditions and records Share-based compensation expense over the requisite service period for each award using the straight-line method in its Consolidated Financial Statements. The expense calculation includes estimated forfeiture rates, which have been developed based upon historical experience. As the Group records Share-based compensation expense, a corresponding increase is recorded to Other paid-in-capital,
a component of Shareholders’ Equity.

Taxes
Taxes
Current Income Tax
Current income tax assets and/or liabilities are those amounts expected to be recovered from or paid to taxation authorities at each reporting or prior reporting date. The current tax payable is measured on taxable income that differs from the Consolidated Statements of Profit and Loss due to permanent and/or temporary timing differences. The tax rates and tax laws used to calculate the current tax are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.
Deferred Income Tax
Deferred income tax is determined using the liability method of accounting for income tax. The deferred income tax reflects the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the respective tax basis at the reporting date.
Deferred tax is recognized for all taxable temporary differences, except:

•
when the deferred tax liability arises from the initial recognition of goodwill, or an asset or liability (other than in a business combination) and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences, unused tax credit carry forwards and unused tax losses can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax assets and liabilities relating to items recognized outside of the Consolidated Statements of Profit or Loss and Comprehensive Loss are recognized in correlation to the underlying transaction either in Other comprehensive income or directly in Shareholders’ Equity.
Deferred income tax assets and liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.
Uncertain Tax Positions
Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation. Where it is determined that it is not probable that a tax authority will accept an uncertain tax position, the Company reflects the tax effect using one of the following methods, dependent upon the method expected to better predict the resolution of the uncertainty:

•	the most likely amount; or

•	the expected value.